Janus Henderson Emerging Markets Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts			Value
Corporate Bonds– 0%
Consumer Non-Cyclical – 0%
Britannia Industries Ltd, 8.0000%, 8/28/22((cost $1)	100	INR	$1
Common Stocks– 101.5%
Air Freight & Logistics – 0.1%
ZTO Express Cayman Inc (ADR)	184		5,364
Automobiles – 2.6%
Bajaj Auto Ltd*	155		7,782
BYD Co Ltd	500		10,606
Eicher Motors Ltd*	1,267		45,128
Great Wall Motor Co Ltd	44,000		121,974
Hero MotoCorp Ltd	51		2,033
NIO Inc (ADR)*	191		7,445
			194,968
Banks – 11.8%
Agricultural Bank of China Ltd	6,000		2,400
Al Rajhi Bank	6,275		165,334
Alinma Bank	13,149		64,521
Capitec Bank Holdings Ltd*	31		2,984
China Construction Bank Corp	5,000		4,206
China Merchants Bank Co Ltd	9,000		68,712
China Minsheng Banking Corp Ltd	35,500		20,595
Hong Leong Bank Bhd	3,500		15,790
Industrial & Commercial Bank of China Ltd	16,000		11,485
Masraf Al Rayan QSC	109,967		129,551
Postal Savings Bank of China Co Ltd (144A)	268,000		200,298
Qatar Islamic Bank SAQ	20,242		91,496
Qatar National Bank QPSC	22,382		110,573
State Bank of India*	1,320		6,578
			894,523
Beverages – 0.2%
China Resources Beer Holdings Co Ltd	2,000		15,681
Biotechnology – 1.2%
BeiGene Ltd (ADR)*	91		31,675
Innovent Biologics Inc (144A)*	500		5,072
Zai Lab Ltd (ADR)*	408		54,439
			91,186
Chemicals – 8.1%
Asian Paints Ltd	6,011		208,626
Kumho Petrochemical Co Ltd	14		3,279
Mesaieed Petrochemical Holding Co	548		280
Pidilite Industries Ltd*	3,494		86,475
Saudi Arabian Fertilizer Co	2,723		71,455
Saudi Basic Industries Corp	1,692		52,974
Saudi Kayan Petrochemical Co*	14,940		63,508
Yanbu National Petrochemical Co	6,941		128,091
			614,688
Communications Equipment – 0.9%
Accton Technology Corp	7,000		67,728
Construction & Engineering – 0.1%
Larsen & Toubro Ltd	431		8,365
Construction Materials – 1.5%
Grasim Industries Ltd	1,884		37,381
Shree Cement Ltd*	18		7,255
UltraTech Cement Ltd	769		70,874
			115,510
Diversified Telecommunication Services – 8.2%
Chunghwa Telecom Co Ltd	94,000		367,419
Saudi Telecom Co	7,555		255,473
			622,892
Electric Utilities – 2.2%
Power Grid Corp of India Ltd	8,967		26,450
Saudi Electricity Co	22,951		143,834
Tenaga Nasional Bhd	200		488
			170,772
Electrical Equipment – 1.0%
Havells India Ltd	5,448		78,275
Electronic Equipment, Instruments & Components – 1.0%
Delta Electronics Thailand PCL	500		4,640

Shares or Principal Amounts		Value
Common Stocks– (continued)
Electronic Equipment, Instruments & Components– (continued)
Hon Hai Precision Industry Co Ltd	16,000	$69,551
Samsung Electro-Mechanics Co Ltd	21	3,480
		77,671
Entertainment – 1.0%
Bilibili Inc (ADR)*	303	32,439
iQIYI Inc (ADR)*	87	1,446
Tencent Music Entertainment Group (ADR)*	2,036	41,718
		75,603
Food & Staples Retailing – 1.3%
Avenue Supermarts Ltd (144A)*	290	11,341
BIM Birlesik Magazalar AS	291	2,491
E-MART Inc	435	65,734
President Chain Store Corp	2,000	19,070
Wal-Mart de Mexico SAB de CV	842	2,657
		101,293
Food Products – 4.7%
Almarai Co JSC	4,843	67,160
China Feihe Ltd (144A)	40,000	113,201
China Huishan Dairy Holdings Co Ltd*,¢	55,000	0
China Mengniu Dairy Co Ltd*	10,000	57,244
Grupo Bimbo SAB de CV	34,120	71,634
Nestle India Ltd	83	19,488
PPB Group Bhd	120	536
Savola Group	53	555
Tingyi Cayman Islands Holding Corp	4,000	7,348
Uni-President Enterprises Corp	7,000	17,913
Universal Robina Corp	1,030	2,823
		357,902
Gas Utilities – 1.6%
China Gas Holdings Ltd	2,600	10,652
China Resources Gas Group Ltd	10,000	55,443
ENN Energy Holdings Ltd	800	12,833
GAIL India Ltd	2,738	5,075
Petronas Gas Bhd	10,000	38,601
		122,604
Health Care Equipment & Supplies – 0.2%
Microport Scientific Corp	2,000	11,256
Health Care Providers & Services – 1.9%
Apollo Hospitals Enterprise Ltd	1,114	44,230
Celltrion Healthcare Co Ltd	816	98,070
		142,300
Hotels, Restaurants & Leisure – 0.8%
Haidilao International Holding Ltd (144A)	6,000	41,022
Jiumaojiu International Holdings Ltd (144A)*	2,000	8,001
Jubilant Foodworks Ltd*	209	8,322
		57,345
Household Durables – 0.8%
Haier Smart Home Co Ltd*	14,800	59,209
Household Products – 1.6%
Hindustan Unilever Ltd	3,580	119,067
Independent Power and Renewable Electricity Producers – 1.7%
Adani Green Energy Ltd*	5,080	76,771
China Longyuan Power Group Corp Ltd	41,000	55,695
		132,466
Industrial Conglomerates – 1.8%
Fosun International Ltd	3,000	4,199
Industries Qatar QSC	41,197	135,193
		139,392
Information Technology Services – 0.6%
GDS Holdings Ltd (ADR)*	334	27,084
HCL Technologies Ltd	37	497
Tata Consultancy Services Ltd	384	16,692
Tech Mahindra Ltd	172	2,333
		46,606
Insurance – 0%
China Pacific Insurance Group Co Ltd	400	1,577
Interactive Media & Services – 3.4%
Baidu Inc (ADR)*	55	11,965
Info Edge India Ltd*	27	1,581
Tencent Holdings Ltd	3,100	243,253
		256,799
Internet & Direct Marketing Retail – 6.1%
Alibaba Group Holding Ltd (ADR)*	1,109	251,444

Shares or Principal Amounts		Value
Common Stocks– (continued)
Internet & Direct Marketing Retail– (continued)
JD.com Inc (ADR)*	389	$32,804
Pinduoduo Inc (ADR)*	903	120,894
Vipshop Holdings Ltd (ADR)*	1,890	56,435
		461,577
Life Sciences Tools & Services – 2.4%
Divi's Laboratories Ltd*	2,302	114,073
Wuxi Biologics Cayman Inc (144A)*	5,500	68,876
		182,949
Machinery – 0.9%
China Conch Venture Holdings Ltd	14,000	65,824
Marine – 0.2%
COSCO SHIPPING Holdings Co Ltd*	12,000	15,436
Media – 0.7%
China Literature Ltd (144A)*	600	5,939
MultiChoice Group	5,771	50,456
		56,395
Metals & Mining – 1.3%
Grupo Mexico SAB de CV	2,773	14,583
Jiangxi Copper Co Ltd	3,000	5,735
Saudi Arabian Mining Co*	695	10,565
Severstal PJSC (GDR)	2,511	50,672
Southern Copper Corp	58	3,936
Tata Steel Ltd	796	8,839
Vedanta Ltd	1,709	5,347
		99,677
Multi-Utilities – 0.9%
Qatar Electricity & Water Co QSC	14,316	66,754
Oil, Gas & Consumable Fuels – 2.6%
China Shenhua Energy Co Ltd	59,500	122,616
Qatar Fuel QSC	323	1,521
Saudi Arabian Oil Co (144A)	7,465	71,668
S-Oil Corp*	41	2,942
		198,747
Personal Products – 3.5%
Amorepacific Corp	414	94,573
Dabur India Ltd	11,304	83,572
LG Household & Health Care Ltd	6	8,324
Marico Ltd	13,772	77,480
		263,949
Pharmaceuticals – 3.2%
CanSino Biologics Inc - Shares H (144A)*	800	30,255
Dr Reddy's Laboratories Ltd	931	57,509
Hansoh Pharmaceutical Group Co Ltd (144A)*	10,000	47,917
Lupin Ltd	5,041	70,362
Sun Pharmaceutical Industries Ltd	4,069	33,272
		239,315
Real Estate Management & Development – 0.1%
Aldar Properties PJSC*	3,504	3,587
Longfor Group Holdings Ltd (144A)	500	3,312
		6,899
Semiconductor & Semiconductor Equipment – 7.6%
Daqo New Energy Corp (ADR)*	77	5,814
Hanergy Thin Film Power Group - SPV Shares*,¢	52,000	0
Novatek Microelectronics Corp	2,000	40,314
SK Hynix Inc	74	8,665
Taiwan Semiconductor Manufacturing Co Ltd	13,000	267,510
United Microelectronics Corp	145,000	255,171
		577,474
Software – 3.0%
China Youzan Ltd*	340,000	111,091
Kingdee International Software Group Co Ltd*	37,000	114,706
		225,797
Specialty Retail – 1.1%
Jarir Marketing Co	1,688	81,929
Mr Price Group Ltd	273	3,584
		85,513
Technology Hardware, Storage & Peripherals – 1.3%
Compal Electronics Inc	10,000	9,360
Lenovo Group Ltd	4,000	5,691
Lite-On Technology Corp	19,000	41,829
Quanta Computer Inc	7,000	24,048
Samsung Electronics Co Ltd	252	18,127
		99,055

Shares or Principal Amounts		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods – 0%
Li Ning Co Ltd	500	$3,248
Tobacco – 0.1%
ITC Ltd	2,885	8,622
Transportation Infrastructure – 0.1%
Adani Ports & Special Economic Zone Ltd*	859	8,253
Wireless Telecommunication Services – 6.1%
Advanced Info Service PCL	17,500	97,168
Bharti Airtel Ltd	1,692	11,972
Etihad Etisalat Co*	9,132	71,964
Far EasTone Telecommunications Co Ltd	47,000	105,612
Maxis Bhd	200	218
PLDT Inc	55	1,384
Taiwan Mobile Co Ltd	50,000	172,124
Vodacom Group Ltd	384	3,287
		463,729
Total Common Stocks (cost $7,061,918)		7,710,255
Preferred Stocks– 0.1%
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Co Ltd((cost $7,200)	106	6,838
Total Investments (total cost $7,069,119) – 101.6%		7,717,094
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(118,742)
Net Assets – 100%		$7,598,352

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$2,391,899	31.0%
Taiwan	1,457,649	18.9
India	1,369,921	17.8
Saudi Arabia	1,249,031	16.2
Qatar	535,368	6.9
South Korea	310,032	4.0
Thailand	101,808	1.3
Mexico	88,874	1.2
South Africa	60,311	0.8
Malaysia	55,633	0.7
Russia	50,672	0.7
United States	31,675	0.4
Philippines	4,207	0.1
Peru	3,936	0.0
United Arab Emirates	3,587	0.0
Turkey	2,491	0.0

Total	$7,717,094	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$70	$(2)	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	59∆	-	-	-
Total Affiliated Investments - 0.0%	$129	$(2)	$-	$-

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	-	3,705,923	(3,705,921)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	16,637	359,389	(376,026)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
PCL	Public Company Limited
PJSC	Private Joint Stock Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $606,902, which represents 8.0% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

¢	Security is valued using significant unobservable inputs.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$1	$-
Common Stocks
Food Products	357,902	-	0
Semiconductor & Semiconductor Equipment	577,474	-	0
All Other	6,774,879	-	-
Preferred Stocks	-	6,838	-
Total Assets	$7,710,255	$6,839	$0

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70263 05-21